29. Provisions for Legal Claims and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Provisions For Legal Claims And Contingent Liabilities
Provisions for Legal Claims

The Company is defendant in various judicial and administrative proceedings before different courts. Based on assessments made by the Company’s legal counsel, Management makes provisions for legal claims in which losses are rated probable, thus meeting the criteria for recognition of provisioning described in Note 4.11.

The Company’s Management believes that it is not practicable to provide information regarding the expected timing of any cash outflows resulting from these lawsuits in which the Company and its subsidiaries are involved, due to the slow pace and unpredictability of Brazilian legal, tax and regulatory systems, and since final resolution of the proceedings for which a provision has been registered depends on the conclusions of court proceedings. Therefore, this information is not being provided.

29.1   Provision for tax and civil risks

29.1.1     Changes in provisions for legal claims rated as involving probable losses

		Income
		Provision		Construction
	Balances as of	for litigations		cost	Additions		Transfers/	Balances as of
	January 1, 2018	Additions	Reversals	Additions/(Rev.)	to assets	Discharges	Others	December 31, 2018
Tax
Cofins (a)	79,748	22,855	-	-	-	-	-	102,603
Others (b)	58,793	7,722	(26,695)	-	-	(6,325)	20,999	54,494
	138,541	30,577	(26,695)	-	-	(6,325)	20,999	157,097
Labors (c)	475,631	232,195	(2,400)	-	-	(92,644)	-	612,782
Employee benefits (d)	89,439	11,089	(10,062)	-	-	(5,267)	-	85,199
Civil
Civil and administrative claims (e)	527,613	119,633	(118,652)	-	-	(36,005)	345	492,934
Easements (f)	110,936	2,179	(305)	(4,600)	8,477	(1,474)	2,934	118,147
Expropriations and property (g)	95,627	156	(1,350)	4,032	18,168	(232)	-	116,401
Customers (h)	8,377	464	(1,469)	-	-	(2,163)	-	5,209
Environmental (i)	1,584	2,570	(562)	-	-	(61)	-	3,531
	744,137	125,002	(122,338)	(568)	26,645	(39,935)	3,279	736,222
Regulatory (j)	64,316	9,296	(139)	-	-	-	-	73,473
	1,512,064	408,159	(161,634)	(568)	26,645	(144,171)	24,278	1,664,773
Current	112,000						Current	-
Noncurrent	1,400,064						Noncurrent	1,664,773

		Income
	Balances as of	Provision for litigations		Construction cost				Balances as of
	January 1, 2017	Additions	Reversals	Additions	Additions to assets	Discharges	Transfers	December 31, 2017
Tax
Cofins (a)	93,892	8,888	(23,032)	-	-	-	-	79,748
Others (b)	142,985	21,890	(113,739)	-	-	(433)	8,090	58,793
	236,877	30,778	(136,771)	-	-	(433)	8,090	138,541
Labors (c)	458,901	122,992	(18,518)	-	-	(87,744)	-	475,631
Employee benefits (d)	42,366	61,765	(7,194)	-	-	(7,498)	-	89,439
Civil
Civil and administrative claims (e)	295,484	255,280	(3,240)	-	-	(28,074)	8,163	527,613
Easements (f)	99,380	4,593	-	4,503	2,641	(181)	-	110,936
Expropriations and property (g)	65,712	848	(701)	24,285	5,499	(16)	-	95,627
Customers (h)	5,228	3,884	(286)	-	-	(449)	-	8,377
Environmental (i)	1,432	960	(808)	-	-	-	-	1,584
	467,236	265,565	(5,035)	28,788	8,140	(28,720)	8,163	744,137
Regulatory (j)	67,958	1,648	(5,290)	-	-	-	-	64,316
	1,273,338	482,748	(172,808)	28,788	8,140	(124,395)	16,253	1,512,064
							Current	112,000
							Noncurrent	1,400,064

29.1.2     Description of nature and/or details of the principal lawsuits

a)    Contribution for Social Security Funding (COFINS)

Plaintiff: Federal Revenue of Brazil

Cofins payables and respective interest and fines from August 1995 to December 1996 due to the termination of a judicial decision that had recognized the Company’s exemption from Cofins.

Current status: awaiting judgment.

b)    Other tax provisions

Lawsuits relating to federal, state and municipal taxes, fees and other charges.

c)    Labor

Labor claims comprise claims filed by employees and former employees of Copel and its subsidiaries in connection with the payment of overtime differences, hazardous working conditions, transfer bonuses, salary equality/reclassification and other matters, and also claims by former employees of contractors and third- parties (secondary responsibility) involving indemnity and other matters.

d)    Employee benefits

Labor claims comprise claims filed by retired former employees of the Company and its wholly-owned Controlled Companies against the Copel Foundation, which will have consequential impact on the Company and its wholly-owned subsidiaries, since additional contributions will be required.

e)    Civil and administrative claims

Lawsuits involving billing, irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network or vehicles.

The balance also contains amounts being discussed by arbitration under confidentiality, in the discovery phase, with no decision having been handed down to date.

The principal lawsuit is described below:

Plaintiff: Tradener Ltda.	Estimated amount: R$ 128,481

Class lawsuit No. 588/2006 has already been rendered final and unappeasable, and the ruling recognized as valid commissions payable by the Company to Tradener. In the civil public lawsuit No. 0000219- 78.2003.8.16.0004, filed by the Prosecution Office, a decision has also been rendered ruling on the absence of irregularities in the electric power purchase agreement. Therefore, Tradener brought recovery lawsuits, seeking to receive its commissions.

Current status: Case record 0005990.22.2012.8.16.0004 - the Company was ordered to pay the amount of R$ 107,955, the restated amount by reference to the INPC/IBGE variation, from the maturity of the commissions, plus interest of 1% per month, as from the date of notification (October 31, 2012), as well as attorneys’ fees. The Company filed an appeal against this decision, however, on November 8, 2016, by majority voting, the Court dismissed the appeal. Copel filed an application for Clarification of Ruling, which was partially granted for the ruling obscurity to be dispelled, although without changing the result of the appeal. Copel filed a Special Appeal, which was dismissed. Copel filed an Appeal to the Higher Court of Justice, which is pending judgment.

f)     Easements

Lawsuits are filed challenging expropriation when there is a difference between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.).

Cases may also arise from intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.

g)    Expropriations and property

Lawsuits are filed challenging expropriation when there is a difference between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (in case probate proceedings are still in progress, properties have no registry number with the land registry, etc.).

Possessory lawsuits include those for repossession of property owned by the concession operator. Litigation arises when there is a need to repossess properties invaded or occupied by third parties in areas owned by the Company. Cases may also arise from intervention in third-party adverse possession, or owners or occupants of contiguous properties or even in cases of properties to preserve limits and boundaries of expropriated areas.

The main lawsuits are as follows:

Plaintiff: property owner	Estimated value: R$ 39,399

Expropriation lawsuit for construction of electric substation discussing the indemnity amount.

Current status: lawsuit awaiting judgment at higher court.

Plaintiff: property owner	Estimated value: R$ 22,449

Lawsuit for the expropriation of the area used for the reservoir of the Mauá Plant filed by Consórcio Energético Cruzeiro do Sul, in which Copel GeT participates with 51%, which discusses the indemnity amount of the property that is in a submerged part.

Current status: Lower court decision, motions to clarify were filed, which have not yet been judged.

h)    Consumers

Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.

i)     Environmental

Class lawsuits whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT.

They also include the Commitment Agreements (TAC), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies for noncompliance with any condition provided for by the Installation and Operating Licenses.

j)     Regulatory

The Company is challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The principal action is described below:

Plaintiffs: Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.

Estimated amount: R$ 53.120

Copel, Copel GeT and Copel DIS are challenging lawsuits filed against ANEEL's decision No. 288/2002 involving these companies.

Current status: awaiting judgment.

29.2   Contingent liabilities

29.2.1     Classification of lawsuits rated as possible losses

Contingent liabilities are present obligations arising from past events for which no provisions are recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation. The following information concerns the nature of the Company’s contingent liabilities and potential losses arising therefrom:

	12.31.2018	12.31.2017
Tax (a)	568,512	858,082
Labor (b)	311,777	360,322
Employee benefits (c)	19,099	20,262
Civil (d)	1,286,466	1,091,122
Regulatory (e)	866,836	793,720
	3,052,690	3,123,508

29.2.2     Description of nature and/or details of the principal lawsuits

a)    Tax

Lawsuits relating to federal, state and municipal taxes, fees and other charges in which the Company challenges their applicability, calculation bases and amounts due to be collected. The main lawsuits are as follows:

Plaintiff: National Institute of Social Security (INSS)	Estimated amount: R$ 108,493

Tax requirements related to the social security contribution.

Current status: awaiting judgment in the Administrative Council of Tax Appeals - CARF.

Plaintiff: State Tax Authority (SEFAZ)	Estimated amount: R$ 78,402

Copel Distribution received tax deficiency notice 6.587.156-4 from the State of Paraná for allegedly failing to pay ICMS (VAT) tax on the ‘metered demand’ line in the electricity bills issued to a major consumer between May 2011 and December 2013.

The Company maintains its illegitimacy to appear in the taxable position of this tax assessment, since it was not included in the judicial proceeding, thus it cannot suffer the effects of the ruling rendered thereon, which would entail its illegitimacy to appear as liable taxpayer in tax deficiency notice 6.587.156-4.

Plaintiff: Copel	Estimated amount: R$ 76,475

Tax Requirement on Urban Territorial Property - IPTU on properties affected by the public electricity service. The case is pending judgment at first instance.

Plaintiff: City Hall	Estimated amount: R$ 55,735

City halls tax requirement as ISS in construction services provided by third parties. Current status: awaiting the decision on the appeal.

Plaintiff: Brazilian Federal Revenue Office	Estimated amount: R$ 116,086

Requirement and administrative question related to federal taxes, mostly still pending management review.

b)    Labor

Labor claims comprise claims filed by employees and former employees of Copel and its subsidiaries in connection with the payment of overtime differences, hazardous working conditions, transfer bonuses, salary equality/reclassification, and other matters, and also claims by former employees of contractors and third- parties (secondary responsibility) involving indemnity and other matters.

c)    Employee benefits

Labor claims comprise claims filed by retired former employees of the Company and its wholly-owned subsidiaries against the Copel Foundation, which will have consequential impact on the Company and its wholly-owned subsidiaries, since additional contributions will be required.

d)    Civil

Lawsuits involving billing, irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network or vehicles, easements of passage, expropriations, patrimonial and environmental.

The balance also contains amounts being discussed by arbitration under confidentiality, in the discovery phase, with no decision having been handed down to date.

The main lawsuits are as follows:

Plaintiff: Mineradora Tibagiana Ltda.	Estimated amount: R$ 172,583

Lawsuit claiming compensation for alleged losses when this mining company was involved in the construction of the Mauá plant by the Energético Cruzeiro do Sul consortium in which Copel GeT has a 51% stake. The action challenges the validity of the mining permit granted by Mineradora Tibagiana for the Mauá job site and the indemnifying effects arising therefrom.

Current status: action awaiting judgment by lower court.

Plaintiff: franchises of the Agency/Copel store	Estimated amount: R$ 44,717

Filing of two individual claims against Copel Distribuição regarding the franchise contracts of Copel branches/stores, with the main petition claiming an extension of the term of the contract and secondary petition to recognize the existence of a sub concession, with transfer of the services provided and full pass-through of the fees, amongst other amounts, with related appeals currently awaiting trial.

Current status: awaiting judgment.

Plaintiff: Copel Distribuição	Estimated amount: R$ 78,277

The Department of Roads and Roadworks - DER issued a tax assessment notice to Copel Distribuição, as a consequence, the Company filed a lawsuit challenging DER’s Charge for Use or Occupancy of Highway Domain Range, since the Company understands that this charge is unconstitutional because it has a confiscatory nature. Currently, the process awaits decision on the production of expert evidence.

e)    Regulatory

The Company is challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The principal action is described below:

Plaintiff: Energia Sustentável do Brasil S.A. - ESBR	Estimated amount: R$ 729,609

ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the federal courts of Rondônia, the decision on which: (i) excludes liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution No. 1,732/2013, which recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the TRF of the 1st Region.

The practical outcome of the decision is that, by exempting ESBR, it exposed the distribution utilities with which it had concluded regulated power trading contracts (CCEARs), including Copel DIS, to the spot market and spot prices during the period. The reason is that electricity trading rules require that all electricity consumed be covered by a contract.

If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.

Current status: awaiting judgment.